Stock Options, Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Stock-based compensation expense	$ 6,182,841	$ 5,305,070	$ 2,899,304
Research and Development [Member]
Stock-Based Compensation [Abstract]
Stock-based compensation expense	2,687,975	2,177,643	1,129,556
General and Administrative [Member]
Stock-Based Compensation [Abstract]
Stock-based compensation expense	$ 3,494,866	$ 3,127,427	$ 1,769,748